Related Party Transactions (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Accounts payable and accrued expenses	$ 31,520	$ 30,809
DHL International GmbH
Related Party Transaction [Line Items]
Expenses included in cost of revenue	177,076	129,629	$ 90,315
Accounts payable and accrued expenses	$ 38,412	$ 36,529